Loans and Borrowings (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of Loans and Borrowings [Abstract]
Schedule of Principal Loans and Borrowings
The Talasol Project Finance –

					June 30, 2020
		Original	Interest	Payment	Face	Carrying
Identity of	Loan	amount of	Mechanism	date of	value	amount
borrower	date	loan	and rate	principal	€ in thousands
Talasol Project Finance	February 2020	80.4 million EUR	Annual interest of Euribor with a margin (expected to be 1.76%) and annual interest of 6 month Euribor with margin of 2%- 2.75%.	March 31 and September 30 of each of the years 2021-2033	80,353	92,853

			Less current maturities		727	1,906

			Total material Company loans issued in the period		79,626	90,947